CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Revenue:
Subscriber fees	$ 18,132	$ 15,872	$ 35,881	$ 32,866
Advertising	57,686	49,682	113,290	100,928
Advertising by Hallmark Cards	228	144	358	208
Other revenue	104	11	216	85
Total revenue, net	76,150	65,709	149,745	134,087
Programming costs
Hallmark Cards affiliates	405	410	786	837
Non-affiliates	35,860	29,804	67,586	58,534
Contract termination				103
Other costs of services	2,941	2,713	5,893	5,307
Total cost of services	39,206	32,927	74,265	64,781
Selling, general and administrative expense (exclusive of depreciation and amortization expense shown separately below)	12,535	12,259	28,271	24,287
Marketing expense	543	464	893	1,437
Depreciation and amortization expense	367	383	752	766
Loss on sale of film assets		155		155
Income from operations before interest, income tax expense and discontinued operations	23,499	19,521	45,564	42,661
Interest income		32		50
Interest expense	(1,535)	(25,638)	(3,330)	(51,120)
(Loss) income before income tax expense and discontinued operations	21,964	(6,085)	42,234	(8,409)
Income tax expense	(419)	(2,897)	43,408	(2,897)
(Loss) income before discontinued operations	21,545	(8,982)	85,642	(11,306)
Gain from sale of discontinued operations, net of tax	189		189
Net (loss) income and comprehensive (loss) income	21,734	(8,982)	85,831	(11,306)
Income allocable to Preferred Shareholder	(9,683)		(26,277)
Net (loss) income attributable to common stockholders	$ 12,051	$ (8,982)	$ 59,554	$ (11,306)
Weighted average number of common shares outstanding, basic (in shares)	359,676	110,452	359,676	107,620
Weighted average number of common shares outstanding, diluted (in shares)	359,676	110,452	359,676	107,620
(Loss) income per common share before discontinued operations, basic and diluted	$ 0.03	$ (0.08)	$ 0.17	$ (0.11)
Gain per common share from discontinued operations, basic and diluted		$ 0		$ 0
Net (loss) income per common share, basic and diluted (in dollars per share)	$ 0.03	$ (0.08)	$ 0.17	$ (0.11)